Segments of Operations	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segments of Operations
Segments of Operations

GALIC manages its business as two segments: (i) Annuity and (ii) Run-off life. GALIC’s annuity business markets traditional fixed and fixed-indexed annuities in the retail, financial institutions and education markets. GALIC’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.

The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	2017	2016	2015
Assets
Annuity	$37,392	$33,607	$30,055
Run-off life	728	755	773
Total assets	$38,120	$34,362	$30,828

Revenues
Annuity:
Net investment income	$1,458	$1,355	$1,211
Other income	106	104	100
Total annuity	1,564	1,459	1,311
Run-off life	47	49	45
Total revenues before realized losses	1,611	1,508	1,356
Realized losses on securities	(13)	(9)	(16)
Total revenues	$1,598	$1,499	$1,340

Earnings Before Income Taxes
Annuity	$385	$371	$333
Run-off life	9	5	2
Total earnings before realized losses and income taxes	394	376	335
Realized losses on securities	(13)	(9)	(16)
Total earnings before income taxes	$381	$367	$319